Commitments and Contingencies - Respirator and Environmental (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) g / l individual case item claim	Dec. 31, 2014 item
Respirator Mask/Asbestos Litigation
Loss contingencies
Total number of named claimants | item	2,130	2,220
Number of total claims settled and taken to trial | claim	10
Number of total claims settled and tried to verdict | claim	8
Number of total claims tried to verdict | claim	9
Number of total claims dismissed | claim	1
Increase in insurance liabilities	$ 50,000,000
Payments for fees and settlements related to litigation	46,000,000
Insurance receivables	$ 39,000,000
Respirator Mask/Asbestos Litigation - State of West Virginia
Loss contingencies
Number of additional defendants	2
Accrued loss contingency reserve	$ 0
Respirator Mask/Asbestos litigation - Excluding Aearo Technologies
Loss contingencies
Accrued loss contingency reserve	144,000,000
Respirator Mask/Asbestos Litigation - Aearo Technologies
Loss contingencies
Accrued loss contingency reserve	21,000,000
Quarterly fee paid to Cabot to retain responsibility and liability for products manufactured before July 11, 1995	$ 100,000
Number of underlying claims concerning whether they were Cabot's responsibility | claim	258
Outstanding issues remaining | case	2
Environmental Matters - Remediation
Loss contingencies
Accrued loss contingency reserve	$ 43,000,000
Insurance receivables	$ 11,000,000
Number of years remediation payments expected to be paid for applicable sites	20 years
Environmental Matters - Regulatory Activities
Loss contingencies
Number of years after phase-out decision in May 2000 that the Company stopped manufacturing and using vast majority of perfluorooctanyl compounds	2 years
Amount of PFOA in drinking water allowed per provisional health advisories in grams per liter | g / l	0.0000004
Amount of PFOS in drinking water allowed per provisional health advisories in grams per liter | g / l	0.0000002
Number of PFCs the EPA has required to have public water system suppliers monitor | item	6
Number of public water supplies the EPA reported results | item	4,764
Number of water supplies that reported above advisory level with PFOA | item	0
Number of water supplies that reported above advisory level with PFOS | item	17
Environmental Matters - Regulatory Activities | Alabama
Loss contingencies
Number of years covered by permit for sludge containing PFCs	20 years
Environmental Matters - Litigation
Loss contingencies
Number of local water works for whom the water authority supplies water | item	5
Environmental Matters - Litigation | Morgan County, Alabama
Loss contingencies
Total number of named claimants | individual	3
Environmental Matters - Litigation | Metropolitan Council, Minnesota
Loss contingencies
Number of wastewater treatment plants from which PFC-containing sludge and biosolids may allegedly be discharged by Metropolitan Council, low end of range | item	1
Environmental Matters - Other Environmental Litigation
Loss contingencies
Accrued loss contingency reserve	$ 35,000,000
Insurance receivables	$ 15,000,000
Number of former disposal sites with PFC present in soil and groundwater in Washington County, Minnesota | item	2
Environmental Matters - Other Environmental Litigation | Maximum
Loss contingencies
Number of years remediation payments expected to be paid for applicable sites	4 years